Equity	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
EQUITY

NOTE 10 – EQUITY

Ordinary shares

When the Company was incorporated in British Virgin Islands on July 23, 2012, 50,000 ordinary shares were authorized and issued to the shareholders at a par value of $1.00 each. The 50,000 shares were allocated to previous capital contributions by the shareholders.

On March 15, 2018, the Board of Directors adopted a consent resolution to effectuate a forward stock split to sub-divide the original 50,000 issued ordinary shares of a nominal or par value of US$1 in the capital of the Company into 5,000,000 ordinary shares of a nominal or par value of US$0.01. Following such stock split, the Board of Directors on Mach 16, 2018, approved an increase of the authorized ordinary shares to 30,000,000 shares. On March 20, 2018, the Board of Directors adopted another consent resolution to decrease the issued and outstanding ordinary shares to 3,200,000, by way of share surrender by then existing shareholders on a pro rata basis and related cancelation. All the existing shareholders and directors of the Company consider the stock split of original 50,000 ordinary shares on March 15, 2018 and the subsequent reorganization of shares by way of share surrender on March 20, 2018 as part of the company's recapitalization to result in 3,200,000 ordinary shares issued and outstanding prior to completion of its initial public offering. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260.

On April 29, 2019, the Company announced the closing of its initial public offering of 1,181,033 ordinary shares at a public offering price of $5.00 per share, generating total gross proceeds of approximately $5.9 million before deducting underwriting discounts, commissions and other related expenses. The shares began trading on the NASDAQ Capital Market on Tuesday, April 30, 2019 under the ticker symbol "WAFU".

As a result, the Company had 30,000,000 authorized ordinary shares, $0.01 par value per share, of which 4,381,033 and 3,200,000 were issued and outstanding as of March 31, 2020 and 2019, respectively.

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC ("PRC GAAP"). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2020 and 2019, the balance of statutory reserves was $231,424 and $222,180, respectively.

Non-controlling interest

On April 25, 2017, Guizhou Huafu was incorporated under the law of PRC, of which Distance Learning owns 51% of ownership interest,  and the other 49% equity interest is owned by a third party company. The third party company made RMB 200,000 (approximately $30,237) capital contribution in December 2017.

On May 10, 2018, Fuzhou Huafu was incorporated under the law of PRC, of which Distance Learning owns 65% of ownership interest, and three individuals own 35% of ownership interest. One individual shareholder made RMB 75,000 (approximately $10,976) capital contribution in August 2018.

In April 2017, one individual shareholder made RMB 75,000 (approximately $10,882) capital contribution to Huaxia MOOC. On September 28, 2018, Huaxia MOOC increased its subscription capital from RMB 5 million to RMB 6.25 million. In October 2018, one non- controlling shareholder made cash contribution of RMB 375,000 (approximately $54,192).

Warrants issued for services

According to the underwriting agreement which singed on August 2, 2018, on April 16, 2019, the company issued warrants to underwriter (Network 1 Financial Securities, Inc.) and its employees to purchased 59,052 ordinary shares at an exercise price of 125% of the IPO price, namely $6.25 dollars per share, at any time or from time to time from August 13, 2019 (the "Exercise Date"), and at or before 5:00 p.m., Eastern time, February 14, 2022 (the "Expiration Date"). As of the date of this report, the underwriter hasn't exercised the warrants.

The fair value of these warrants granted on April 16, 2019 was $295,260. It is estimated as of the grant date using the Black-Scholes model with the following assumptions:

Common Stock Warrants April 16, 2019
Expected term (in years)	2.83
Risk-free interest rate (%)	1.64%
Expected volatility (%)	995.79%
Dividend yield (%)	0.0%

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding at March 31, 2019	-	-
Granted	59,052	$6.25
Exercised	-	-
Cancelled	-	-
Warrants outstanding at March 31, 2020	59,052	$6.25